Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Options outstanding at the end of the period have the following expiry dates and exercise prices (Details) - Spark Networks SE - 2007 Omnibus incentive plan prior merger
	Dec. 31, 2018 EUR (€) Share	Dec. 31, 2017 EUR (€) Share	Dec. 31, 2016 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 10.91	€ 16.88
Number of options | Share	65,050	163,270	236,670
March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0.00	€ 20.87
Number of options | Share	0	1,750
July 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0.00	€ 10.10
Number of options | Share	0	24,735
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0.00	€ 10.00
Number of options | Share	0	12,000
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0.00	€ 53.70
Number of options | Share	0	20,000
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0.00	€ 34.50
Number of options | Share	0	5,000
March 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 30.70	€ 30.70
Number of options | Share	1,500	3,750
August 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 14.50	€ 14.50
Number of options | Share	5,000	5,000
September 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0.00	€ 18.60
Number of options | Share	0	250
March 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 10.00	€ 10.00
Number of options | Share	2,400	2,400
March 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 10.10	€ 10.10
Number of options | Share	56,150	88,385